Condensed Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenues
Product sales	$ 992,162	$ 3,526,607
Engineering and development	771,348	1,325,000
License	0	3,000,000
Total Revenues	1,763,510	7,851,607
Costs and Expenses
Cost of product sales	841,928	2,895,547
Cost of engineering and development	267,127	206,102
Advanced engineering and development	6,420,191	5,244,953
Selling, general, and administrative	7,146,649	7,259,683
Depreciation and amortization	644,790	1,042,577
Total Costs and Expenses	15,320,685	16,648,862
Loss from Operations	(13,557,175)	(8,797,255)
Other Income (Expense)
Equity in loss of investee company	(495,119)	(657,882)
Gain on investment in investee company	1,257,407	0
Interest income	25,108	5,635
Interest expense	(128,009)	(147,105)
Other income (expense)	(277)	896
Total Other Income (Expense)	659,110	(798,456)
Loss before provision (benefit) for Income Taxes	(12,898,065)	(9,595,711)
Benefit for Income Taxes	(86,455)	(82,411)
Net Loss	(12,811,610)	(9,513,300)
Net loss attributable to noncontrolling interest	407,672	657,882
Gain attributable to noncontrolling interest	(481,870)	0
Net Income (Loss) Attributable to EnSync, Inc.	(12,885,808)	(8,855,418)
Preferred Stock Dividend	(266,356)	(222,009)
Net Loss Attributable to Common Shareholders	$ (13,152,164)	$ (9,077,427)
Net Loss per share - Basic and diluted	$ (0.36)	$ (0.46)
Weighted average shares-basic and diluted:	36,944,116	19,853,579